SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2019
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	12. SUBSEQUENT EVENTS On July 26, 2019, the Company declared a dividend of $0.01 per share that was paid out on September 20, 2019.